Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent	214.80%	(16.70%)	(13.90%)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 2,800,000	$ 4,900,000	$ 8,000,000
Income from continuing operations before income taxes and equity income
United States	22,951,000	(30,422,000)	30,456,000
International	(8,813,000)	(160,754,000)	(257,720,000)
Income (loss) from continuing operations before income taxes and equity income (loss)	14,138,000	(191,176,000)	(227,264,000)
Currently payable:
U.S. federal	5,622,000	9,822,000	22,603,000
U.S. state	557,000	1,375,000	1,561,000
International	14,569,000	41,015,000	21,795,000
Total income taxes currently payable	20,748,000	52,212,000	45,959,000
Deferred U.S. federal	3,447,000	(18,615,000)	(7,142,000)
Deferred U.S. state	893,000	473,000	(1,339,000)
Deferred international	5,278,000	(2,095,000)	(5,800,000)
Total income tax expense	30,366,000	31,975,000	31,678,000
Cash payments for income taxes, including taxes on gain or loss from discontinued business	36,000,000	44,400,000	42,600,000
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal income tax	4,949,000	(66,912,000)	(79,542,000)
U.S. state income taxes, net of federal income tax benefit	713,000	(917,000)	(32,000)
U.S. domestic manufacturing deductions and credits	(1,882,000)	(4,700,000)	(3,580,000)
Tax costs of repatriation from the Infrastructure Transaction	0	13,181,000	0
Difference in effective tax rates on international earnings and remittances	4,397,000	581,000	1,350,000
Uncertain tax position contingencies and settlements	(5,298,000)	(5,548,000)	(5,470,000)
Changes in realization on beginning of the year deferred tax assets	2,203,000	20,125,000	3,980,000
Restructuring and impairment charges with no realizable tax benefits	22,049,000	0	21,387,000
U.S. nondeductible items	1,216,000	2,953,000	1,470,000
Loss from disposal from the Infrastructure Transaction	2,592,000	73,819,000	0
Non-deductible goodwill impairment	0	0	92,763,000
Cumulative effect of change in statutory tax rates/laws	246,000	(370,000)	(260,000)
Loss from unconsolidated entities	(587,000)	0	0
Other, net	(232,000)	(237,000)	(388,000)
Goodwill impairment charge	0	0	265,038,000
Components of Deferred Tax Assets and Liabilities [Abstract]
Expense accruals	27,737,000	29,520,000
Inventories	4,396,000	3,267,000
Provision for receivables	798,000	752,000
Operating loss carryforwards	75,635,000	75,443,000
Foreign tax credit carryforwards	16,476,000	16,085,000
Capital loss carryforwards	2,102,000	3,177,000
Pensions	91,377,000	85,947,000
Currency adjustments	35,386,000	27,536,000
Unit adjustment liability	34,675,000	39,335,000
Post-retirement benefits	905,000	1,013,000
Other	9,079,000	6,644,000
Deferred tax assets, gross	298,566,000	288,719,000
Valuation allowance	(131,422,000)	(127,164,000)
Deferred tax assets, net	167,144,000	161,555,000
Depreciation and amortization	16,026,000	24,260,000
Deferred revenue	1,708,000	1,764,000
Equity investment in Infrastructure strategic venture	23,885,000	28,965,000
Deferred tax liabilities	41,619,000	54,989,000
Deferred Tax Assets, Net, Classification [Abstract]
Other current assets	39,003,000	44,315,000
Other assets	94,021,000	70,943,000
Other current liabilities	1,120,000	475,000
Deferred income taxes	6,379,000	8,217,000
Undistributed earnings indefinitely reinvested outside United States	705,000,000	815,000,000
One-time cost associated with repatriation of undistributed earnings indefinitely reinvested outside United States	124,000,000
Infrastructure transaction
Income Tax Disclosure [Line Items]
Gain (Loss) on Disposition of Business	(2,900,000)	(272,300,000)
Pension adjustments
Deferred Tax Assets, Net, Classification [Abstract]
Non-cash tax expense	8,000,000	6,600,000
Losses in certain jurisdictions that the Company determined it is more likely than not that these assets will not be realized
Deferred Tax Assets, Net, Classification [Abstract]
Non-cash tax expense		7,500,000
Currency translation
Deferred Tax Assets, Net, Classification [Abstract]
Non-cash tax expense	(9,300,000)
Capital loss carryforward
Deferred Tax Assets, Net, Classification [Abstract]
Non-cash tax expense	(1,100,000)
Infrastructure Transaction
Deferred Tax Assets, Net, Classification [Abstract]
Non-cash tax expense		9,400,000
Expiring in 2018
Components of Deferred Tax Assets and Liabilities [Abstract]
Capital loss carryforwards	2,100,000
International operations
Components of Deferred Tax Assets and Liabilities [Abstract]
Operating loss carryforwards	66,400,000
Deferred Tax Assets, Net, Classification [Abstract]
Operating loss carryforwards not subject to expiration	44,800,000
Operating losses subject to expiration	21,600,000
International operations | United Kingdom | Pensions and currency translation
Deferred Tax Assets, Net, Classification [Abstract]
Non-cash tax expense		15,800,000
International operations | Europe, Asia and Middle East
Deferred Tax Assets, Net, Classification [Abstract]
Reduction in income tax expense due to tax holidays	0	0
U.S. state
Components of Deferred Tax Assets and Liabilities [Abstract]
Operating loss carryforwards	9,200,000
U.S. state | Expiring between 2013 and 2017
Components of Deferred Tax Assets and Liabilities [Abstract]
Operating loss carryforwards	400,000
U.S. state | Expiring between 2018 and 2022
Components of Deferred Tax Assets and Liabilities [Abstract]
Operating loss carryforwards	3,900,000
U.S. state | Expiring between 2023 and 2027
Components of Deferred Tax Assets and Liabilities [Abstract]
Operating loss carryforwards	1,500,000
U.S. state | Expiring between 2028 and 2032
Components of Deferred Tax Assets and Liabilities [Abstract]
Operating loss carryforwards	$ 3,400,000